Share Capital	12 Months Ended
Jun. 30, 2024
Share Capital
Share Capital
12.	Share Capital
a)	Authorised capital

The Company is authorised to issue an unlimited number of common voting shares without nominal or par value.

During the year ended June 30, 2023 and 2024, the Company had the following equity transactions:

The Company issued a total of 5,950,000 common shares for the exercise of stock options. The Company received proceeds of $5,407 and reclassified $3,040 from reserve to share capital upon exercise.

On April 24, 2023, the Company issued 400,000 common shares with a fair value of $2,000 to TETRA Technologies, Inc. (Note 6).

The Company issued a total of 550,000 common shares for the exercise of stock options. The Company received proceeds of $1,463 and reclassified $693 from reserve to share capital upon exercise.

12.Share Capital – continued

On November 17, 2023, the Company announced the establishment of an at-the-market (“ATM”) equity program allowing the Company to issue and sell, up to US$50,000 of Shares from the treasury to the public. During the year ended June 30, 2024, the Company issued a total of 1,532,100 Shares on the TSX Venture Exchange at an average price of C$1.89 per share and 9,080,959 Shares on the NYSE American LLC at an average price of US$1.51 under the ATM program, providing gross proceeds of C$2,891, and US$13,677, respectively. Commissions of approximately C$72 and US$342 were paid to the agents in relation to these distributions, and the Company received net proceeds of C$2,819 and US$13,335, respectively (June 30, 2023: $Nil).

b)	Warrants

Warrant transactions are summarized as follows:

		Weighted
		average
	Number of	exercise
	warrants	price
Balance at June 30, 2022 and June 30, 2023	3,462,502	$2.16
Expired	(3,462,502)	2.16
Balance at June 30, 2024	—	$—

During the year ended June 30, 2024, 336,877 warrants with an exercise price of $11.09 expired on November 30, 2023 and 3,125,625 warrants an exercise price of $1.20 expired on June 10, 2024. As at June 30, 2024, there are no warrants outstanding.

c)	Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each option shall not be less than the price permitted by the TSX Venture Exchange. The options can be granted for a maximum term of 10 years.

The weighted average fair value at grant date of options granted during the year ended June 30, 2024 was $2.53 per option (2023: $3.45). The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	2024		2023
Expected stock price volatility	78%		84%
Risk-free interest rate	4.37%		3.16%
Dividend yield	—		—
Expected life of options	5	years	5	years
Stock price on date of grant	$3.86		$5.09
Forfeiture rate	—		—

12.	Share Capital – continued

Stock option transactions are summarized as follows:

		Weighted
		average
	Number of	exercise
	options	price
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(5,950,000)	0.91
Options granted	3,950,000	5.09
Balance at June 30, 2023	8,170,000	$4.43
Options exercised	(550,000)	1.40
Options granted	1,850,000	3.86
Options expired	(400,000)	3.43
Balance at June 30, 2024	9,070,000	$4.54

c)	Options – continued

The following table summarizes stock options outstanding and exercisable at June 30, 2024:

	Options Outstanding		Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
1.40	900,000	—	1.40	900,000	1.40
7.55	500,000	0.62	7.55	500,000	7.55
3.39	1,200,000	1.55	3.39	1,200,000	3.39
6.08	200,000	2.05	6.08	200,000	6.08
6.31	200,000	2.68	6.31	200,000	6.31
8.25	170,000	2.71	8.25	170,000	8.25
9.40	100,000	2.78	9.40	100,000	9.40
5.08	3,750,000	3.78	5.08	3,750,000	5.08
5.23	200,000	3.90	5.23	200,000	5.23
4.00	1,750,000	4.24	4.00	533,333	4.00
1.47	100,000	4.80	1.47	—	—
	9,070,000	2.94	4.54	7,753,333	4.66

d)Long-term Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time at the discretion of the Board of Directors, eligible directors, officer and employees are awarded restricted share units (“RSUs”) and performance share units (“PSUs”). The RSUs and PSUs that are subject to the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units (“DSUs”). DSUs may be redeemed upon retirement or termination from the Company. The plan is a fixed plan pursuant to which the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares when combined with the aggregate number of Option, RSU, PSU and DSU. As of June 30, 2024, the Company has granted 1,991,004 DSUs to the Board of Directors and Management which vested on April 11, 2024. During the year ended June 30, 2024, the Company recorded $7,897 in share-based compensation expense related to the DSU grants.